Long Term Debt (Schedule of Expected Maturities of Notes Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Remainder of Year Ending December 31, 2015	$ 0
Year Ending December 31, 2016	0
Year Ending December 31, 2017	0
Year Ending December 31, 2018	0
Year Ending December 31, 2019 and Beyond	1,457,222
Total debt	1,457,222	$ 900,680
Interest paid in cash	$ 82,100	$ 36,700	$ 27,700